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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Marsico 21st Century Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 26.9%

Automobiles 2.1%
General Motors Co. (a)	34,427	$1,238,339
Tesla Motors, Inc. (a)	7,143	1,381,599
Total		2,619,938
Distributors 1.6%
LKQ Corp. (a)	63,625	2,027,093

Hotels, Restaurants & Leisure 5.9%
Chipotle Mexican Grill, Inc. (a)	2,960	1,268,952
Domino’s Pizza, Inc.	14,626	993,837
Dunkin’ Brands Group, Inc.	42,702	1,932,692
Wynn Resorts Ltd.	20,414	3,225,616
Total		7,421,097
Media 4.8%
Liberty Global PLC, Series C (a)	31,255	2,357,565
Walt Disney Co. (The)	57,476	3,706,627
Total		6,064,192
Multiline Retail 1.3%
Dollar Tree, Inc. (a)	28,205	1,612,198

Specialty Retail 6.2%
Monro Muffler Brake, Inc.	26,741	1,243,189
Ross Stores, Inc.	45,584	3,318,516
Sally Beauty Holdings, Inc. (a)	55,756	1,458,577
Ulta Salon Cosmetics & Fragrance, Inc. (a)	14,209	1,697,407
Total		7,717,689
Textiles, Apparel & Luxury Goods 5.0%
Cie Financiere Richemont SA, Class A, Registered Shares	12,790	1,281,334
lululemon athletica, Inc. (a)	33,460	2,445,591
Michael Kors Holdings Ltd. (a)	34,291	2,555,365
Total		6,282,290
TOTAL CONSUMER DISCRETIONARY		33,744,497

CONSUMER STAPLES 6.5%

Beverages 2.8%
Constellation Brands, Inc., Class A (a)	49,939	2,866,499
Remy Cointreau SA	5,899	628,621
Total		3,495,120
Food Products 3.7%
Green Mountain Coffee Roasters, Inc. (a)	29,703	2,237,527

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)

Food Products (continued)
Mondelez International, Inc., Class A	78,588	$2,469,235
Total		4,706,762
TOTAL CONSUMER STAPLES		8,201,882

ENERGY 3.7%

Energy Equipment & Services 3.7%
Dresser-Rand Group, Inc. (a)	15,125	943,800
Schlumberger Ltd.	41,950	3,706,702
Total		4,650,502
TOTAL ENERGY		4,650,502

FINANCIALS 7.5%

Capital Markets 1.4%
Morgan Stanley	66,441	1,790,585

Commercial Banks 1.5%
City National Corp.	27,537	1,835,616

Diversified Financial Services 4.6%
Citigroup, Inc.	81,560	3,956,476
IntercontinentalExchange, Inc. (a)	9,898	1,795,695
Total		5,752,171
TOTAL FINANCIALS		9,378,372

HEALTH CARE 12.9%

Biotechnology 12.0%
Alkermes PLC (a)	54,105	1,819,010
Biogen Idec, Inc. (a)	20,822	5,013,105
BioMarin Pharmaceutical, Inc. (a)	18,123	1,308,843
Gilead Sciences, Inc. (a)	93,982	5,905,829
Incyte Corp., Ltd. (a)	26,773	1,021,390
Total		15,068,177

Health Care Providers & Services 0.9%
Envision Healthcare Holdings, Inc. (a)	46,038	1,198,369
TOTAL HEALTH CARE		16,266,546

INDUSTRIALS 16.5%

Aerospace & Defense 3.8%
B/E Aerospace, Inc. (a)	39,657	2,927,479
Precision Castparts Corp.	8,170	1,856,551
Total		4,784,030

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)

Machinery 1.5%
Cummins, Inc.	14,316	$1,902,167

Professional Services 4.6%
IHS, Inc., Class A (a)	31,135	3,554,994
Verisk Analytics, Inc., Class A (a)	33,956	2,205,782
Total		5,760,776
Road & Rail 3.1%
Genesee & Wyoming, Inc., Class A (a)	41,467	3,855,187

Trading Companies & Distributors 3.5%
United Rentals, Inc. (a)	32,415	1,889,470
WW Grainger, Inc.	9,564	2,502,995
Total		4,392,465
TOTAL INDUSTRIALS		20,694,625

INFORMATION TECHNOLOGY 17.4%

Internet Software & Services 7.7%
Facebook, Inc., Class A (a)	27,766	1,394,964
Google, Inc., Class A (a)	4,512	3,952,106
LinkedIn Corp., Class A (a)	2,138	526,076
VeriSign, Inc. (a)	32,203	1,638,810
Yahoo!, Inc. (a)	43,636	1,446,970
Youku Tudou, Inc., ADR (a)	25,477	698,070
Total		9,656,996
IT Services 5.8%
FleetCor Technologies, Inc. (a)	17,482	1,925,817
Mastercard, Inc., Class A	5,914	3,978,821

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

IT Services (continued)
Wirecard AG	38,827	$1,328,149
Total		7,232,787
Semiconductors & Semiconductor Equipment 1.7%
ASML Holding NV	21,908	2,163,634

Software 2.2%
Salesforce.com, Inc. (a)	54,096	2,808,123

TOTAL INFORMATION TECHNOLOGY		21,861,540

MATERIALS 7.8%

Chemicals 7.8%
Ecolab, Inc.	16,589	1,638,330
Monsanto Co.	47,505	4,958,097
Sherwin-Williams Co. (The)	17,700	3,224,586
Total		9,821,013
TOTAL MATERIALS		9,821,013

Total Common Stocks
(Cost: $92,575,558)		$124,618,977

Issuer	Shares	Value

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	1,278,573	$1,278,573
Total Money Market Funds
(Cost: $1,278,573)		$1,278,573

Total Investments
(Cost: $93,854,131) (d)		$125,897,550(e	)
Other Assets & Liabilities, Net		(211,174)
Net Assets		$125,686,376

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,696,987	50,965,245	(57,383,659)	1,278,573	3,334	1,278,573

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $93,854,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$32,190,000
Unrealized Depreciation	(147,000)
Net Unrealized Appreciation	$32,043,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	32,463,163	1,281,334	-	33,744,497
Consumer Staples	7,573,261	628,621	-	8,201,882
Energy	4,650,502	-	-	4,650,502
Financials	9,378,372	-	-	9,378,372
Health Care	16,266,546	-	-	16,266,546
Industrials	20,694,625	-	-	20,694,625
Information Technology	20,533,392	1,328,148	-	21,861,540
Materials	9,821,013	-	-	9,821,013
Total Equity Securities	121,380,874	3,238,103	-	124,618,977
Mutual Funds
Money Market Funds	1,278,573	-	-	1,278,573
Total Mutual Funds	1,278,573	-	-	1,278,573
Total	122,659,447	3,238,103	-	125,897,550

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Focused Equities Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 24.0%
Hotels, Restaurants & Leisure 11.1%
Chipotle Mexican Grill, Inc. (a)	2,690	$1,153,203
Starbucks Corp.	24,689	1,900,312
Starwood Hotels & Resorts Worldwide, Inc.	24,390	1,620,716
Wynn Resorts Ltd.	16,693	2,637,661
Total		7,311,892
Media 4.5%
Comcast Corp., Class A	22,528	1,017,139
Walt Disney Co. (The)	30,093	1,940,698
Total		2,957,837
Specialty Retail 6.5%
Home Depot, Inc. (The)	24,343	1,846,416
TJX Companies, Inc.	43,371	2,445,691
Total		4,292,107
Textiles, Apparel & Luxury Goods 1.9%
lululemon athletica, Inc. (a)	17,556	1,283,168
TOTAL CONSUMER DISCRETIONARY		15,845,004
CONSUMER STAPLES 1.4%
Food Products 1.4%
Green Mountain Coffee Roasters, Inc. (a)	12,244	922,341
TOTAL CONSUMER STAPLES		922,341
ENERGY 3.6%
Energy Equipment & Services 3.6%
Schlumberger Ltd.	26,956	2,381,832
TOTAL ENERGY		2,381,832
FINANCIALS 14.1%
Commercial Banks 3.1%
Wells Fargo & Co.	49,822	2,058,645
Consumer Finance 3.0%
American Express Co.	26,494	2,000,827
Diversified Financial Services 3.9%
Citigroup, Inc.	52,301	2,537,121

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 4.1%
American International Group, Inc.	54,938	$2,671,635
TOTAL FINANCIALS		9,268,228
HEALTH CARE 19.1%
Biotechnology 16.2%
Biogen Idec, Inc. (a)	16,411	3,951,112
Celgene Corp. (a)	17,244	2,654,369
Gilead Sciences, Inc. (a)	64,782	4,070,901
Total		10,676,382
Health Care Providers & Services 2.9%
UnitedHealth Group, Inc.	27,156	1,944,641
TOTAL HEALTH CARE		12,621,023
INDUSTRIALS 12.2%
Aerospace & Defense 3.5%
Rolls-Royce Holdings PLC	128,317	2,309,986
Machinery 3.2%
Cummins, Inc.	15,875	2,109,311
Road & Rail 5.5%
Canadian Pacific Railway Ltd.	15,179	1,871,571
Union Pacific Corp.	11,346	1,762,487
Total		3,634,058
TOTAL INDUSTRIALS		8,053,355
INFORMATION TECHNOLOGY 16.9%
Internet Software & Services 9.2%
Facebook, Inc., Class A (a)	34,959	1,756,340
Google, Inc., Class A (a)	4,943	4,329,623
Total		6,085,963
IT Services 5.0%
Visa, Inc., Class A	17,278	3,301,826
Semiconductors & Semiconductor Equipment 2.7%
ASML Holding NV	17,901	1,767,903
TOTAL INFORMATION TECHNOLOGY		11,155,692

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 8.2%
Chemicals 8.2%
Monsanto Co.	32,101	$3,350,381
Sherwin-Williams Co. (The)	11,077	2,018,008
Total		5,368,389
TOTAL MATERIALS		5,368,389
Total Common Stocks (Cost: $47,856,611)		$65,615,864

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.089% (b)(c)	537,168	$537,168
Total Money Market Funds (Cost: $537,168)		$537,168
Total Investments
(Cost: $48,393,779) (d)		$66,153,032(e)
Other Assets & Liabilities, Net		(169,410)
Net Assets		$65,983,622

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,692,545	25,782,335	(28,937,712)	537,168	1,574	537,168

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $48,394,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,944,000
Unrealized Depreciation	(185,000)
Net Unrealized Appreciation	$17,759,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	15,845,004	-	-	15,845,004
Consumer Staples	922,341	-	-	922,341
Energy	2,381,832	-	-	2,381,832
Financials	9,268,228	-	-	9,268,228
Health Care	12,621,023	-	-	12,621,023
Industrials	5,743,369	2,309,986	-	8,053,355
Information Technology	11,155,692	-	-	11,155,692
Materials	5,368,389	-	-	5,368,389
Total Equity Securities	63,305,878	2,309,986	-	65,615,864
Mutual Funds
Money Market Funds	537,168	-	-	537,168
Total Mutual Funds	537,168	-	-	537,168
Total	63,843,046	2,309,986	-	66,153,032

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio — Marsico Growth Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%

CONSUMER DISCRETIONARY 28.7%

Hotels, Restaurants & Leisure 7.8%

Chipotle Mexican Grill, Inc. (a)	3,491	$1,496,592
Starbucks Corp.	78,070	6,009,048
Starwood Hotels & Resorts Worldwide, Inc.	117,692	7,820,633
Wynn Resorts Ltd.	47,487	7,503,421
Total		22,829,694

Internet & Catalog Retail 3.1%

Amazon.com, Inc. (a)	9,703	3,033,546
priceline.com, Inc. (a)	6,061	6,127,368
Total		9,160,914

Media 9.2%

CBS Corp., Class B Non Voting	148,075	8,167,817
Comcast Corp., Class A	98,047	4,426,822
Liberty Global PLC, Class A (a)	71,161	5,646,625
Liberty Media Corp., Class A (a)	14,129	2,079,082
Walt Disney Co. (The)	100,252	6,465,252
Total		26,785,598

Specialty Retail 5.0%

Gap, Inc. (The)	43,375	1,747,145
Home Depot, Inc. (The)	76,391	5,794,257
TJX Companies, Inc.	126,471	7,131,700
Total		14,673,102

Textiles, Apparel & Luxury Goods 3.6%

Cie Financiere Richemont SA, Class A, Registered Shares	22,131	2,217,138
lululemon athletica, Inc. (a)	100,454	7,342,183
Prada SpA	97,500	947,048
Total		10,506,369
TOTAL CONSUMER DISCRETIONARY		83,955,677

CONSUMER STAPLES 1.4%

Food Products 1.4%

Green Mountain Coffee Roasters, Inc. (a)	54,520	4,106,992
TOTAL CONSUMER STAPLES		4,106,992

ENERGY 4.3%

Energy Equipment & Services 4.3%

Cameron International Corp. (a)	43,068	2,513,879
Schlumberger Ltd.	112,517	9,942,002
Total		12,455,881
TOTAL ENERGY		12,455,881

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS 11.7%

Commercial Banks 2.5%

Wells Fargo & Co.	180,448	$7,456,111

Consumer Finance 1.1%

American Express Co.	41,214	3,112,481

Diversified Financial Services 4.8%

Citigroup, Inc.	228,036	11,062,027
IntercontinentalExchange, Inc. (a)	16,391	2,973,655
Total		14,035,682

Insurance 3.3%

American International Group, Inc.	197,322	9,595,769
TOTAL FINANCIALS		34,200,043

HEALTH CARE 13.2%

Biotechnology 12.2%

Biogen Idec, Inc. (a)	50,535	12,166,806
Celgene Corp. (a)	57,302	8,820,497
Gilead Sciences, Inc. (a)	236,570	14,866,059
Total		35,853,362

Health Care Providers & Services 1.0%

UnitedHealth Group, Inc.	40,086	2,870,559
TOTAL HEALTH CARE		38,723,921

INDUSTRIALS 14.2%

Aerospace & Defense 4.4%
B/E Aerospace, Inc. (a)	20,207	1,491,681
Lockheed Martin Corp.	45,864	5,849,953
Rolls-Royce Holdings PLC	307,301	5,532,088
Total		12,873,722

Machinery 3.2%
Cummins, Inc.	70,706	9,394,706

Road & Rail 5.5%

Canadian Pacific Railway Ltd.	59,111	7,288,386
Union Pacific Corp.	55,912	8,685,370
Total		15,973,756

Trading Companies & Distributors 1.1%

United Rentals, Inc. (a)	55,855	3,255,788
TOTAL INDUSTRIALS		41,497,972

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY 17.9%

Internet Software & Services 9.2%

eBay, Inc. (a)	70,986	$3,960,309
Facebook, Inc., Class A (a)	81,203	4,079,639
Google, Inc., Class A (a)	13,252	11,607,560
LinkedIn Corp., Class A (a)	15,087	3,712,307
Yahoo!, Inc. (a)	104,657	3,470,426
Total		26,830,241

IT Services 3.9%

FleetCor Technologies, Inc. (a)	13,717	1,511,065
Visa, Inc., Class A	51,316	9,806,487
Total		11,317,552

Semiconductors & Semiconductor Equipment 4.4%

ASML Holding NV	96,918	9,571,622
Texas Instruments, Inc.	81,913	3,298,636
Total		12,870,258

Software 0.4%

Salesforce.com, Inc. (a)	22,600	1,173,166

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

TOTAL INFORMATION TECHNOLOGY		52,191,217

MATERIALS 7.3%

Chemicals 7.3%

Monsanto Co.	115,640	$12,069,347
Sherwin-Williams Co. (The)	51,053	9,300,835
Total		21,370,182
TOTAL MATERIALS		21,370,182

Total Common Stocks (Cost: $215,360,349)		$288,501,885

Issuer	Shares	Value

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	2,342,589	$2,342,589

Total Money Market Funds (Cost: $2,342,589)		$2,342,589
Total Investments
(Cost: $217,702,938) (d)		$290,844,474(e)
Other Assets & Liabilities, Net		1,600,080
Net Assets		$292,444,554

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,508,681	111,304,895	(128,470,987)	2,342,589	9,349	2,342,589

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $217,703,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$73,917,000
Unrealized Depreciation	(776,000)
Net Unrealized Appreciation	$73,141,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	80,791,491	3,164,186	-	83,955,677
Consumer Staples	4,106,992	-	-	4,106,992
Energy	12,455,881	-	-	12,455,881
Financials	34,200,043	-	-	34,200,043
Health Care	38,723,921	-	-	38,723,921
Industrials	35,965,884	5,532,088	-	41,497,972
Information Technology	52,191,217	-	-	52,191,217
Materials	21,370,182	-	-	21,370,182
Total Equity Securities	279,805,611	8,696,274	-	288,501,885
Mutual Funds
Money Market Funds	2,342,589	-	-	2,342,589
Total Mutual Funds	2,342,589	-	-	2,342,589
Total	282,148,200	8,696,274	-	290,844,474

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Variable Portfolio — Marsico International Opportunities Fund

September 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.8%

ARGENTINA 1.0%

MercadoLibre, Inc.	11,350	$1,531,229

BRAZIL 1.0%

BR Malls Participacoes SA	153,400	1,399,516

CANADA 9.1%

Canadian Pacific Railway Ltd.	47,101	5,811,432
Dollarama, Inc.	19,698	1,600,815
IMAX Corp. (a)	55,779	1,686,757
Suncor Energy, Inc.	122,854	4,392,712
Total		13,491,716

CHINA 1.1%

Youku Tudou, Inc., ADR (a)	59,688	1,635,451

FRANCE 1.0%

Remy Cointreau SA	14,023	1,494,347

GERMANY 8.2%

Adidas AG	26,243	2,846,619
Bayerische Motoren Werke AG	42,325	4,550,404
Continental AG	8,601	1,457,974
Wirecard AG	96,743	3,309,271
Total		12,164,268

HONG KONG 3.9%

AIA Group Ltd.	900,200	4,235,954
Sands China Ltd.	236,800	1,465,914
Total		5,701,868

INDIA 1.0%

Tata Motors Ltd., ADR	55,540	1,478,475

JAPAN 11.8%

FANUC CORP.	26,900	4,458,058
Japan Exchange Group, Inc.	105,500	2,345,869
Jin Co. Ltd.	41,300	1,557,109
Mizuho Financial Group, Inc.	1,514,200	3,291,800
Rakuten, Inc.	218,700	3,319,764
Start Today Co., Ltd.	86,700	2,448,984
Total		17,421,584

NETHERLANDS 4.2%

ASML Holding NV	63,135	6,235,092

Issuer	Shares	Value

Common Stocks (continued)

PANAMA 1.0%

Copa Holdings SA, Class A	11,068	$1,534,800

PORTUGAL 2.4%

Jeronimo Martins SGPS SA	174,118	3,575,734

RUSSIAN FEDERATION 2.0%

Yandex NV, Class A (a)	80,836	2,944,047

SOUTH AFRICA 2.6%

Naspers Ltd., Class N	41,872	3,871,979

SWITZERLAND 17.3%

Glencore Xstrata PLC	820,416	4,471,956
Nestlé SA, Registered Shares	66,260	4,634,207
Roche Holding AG, Genusschein Shares	22,469	6,059,810
Swatch Group AG (The)	7,133	4,590,486
UBS AG, Registered Shares	283,320	5,795,787
Total		25,552,246

TAIWAN 3.0%

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	259,957	4,408,871

UNITED KINGDOM 19.4%

ARM Holdings PLC	47,402	756,648
Diageo PLC	139,367	4,433,460
Domino’s Pizza Group PLC	154,827	1,463,794
GlaxoSmithKline PLC	104,414	2,632,735
Intercontinental Hotels Group PLC	151,024	4,405,762
Liberty Global PLC, Series C (a)	77,537	5,848,616
Rightmove PLC	16,160	619,764
Rolls-Royce Holdings PLC	223,288	4,019,670
Telecity Group PLC	332,854	4,472,519
Total		28,652,968

UNITED STATES 7.8%

lululemon athletica, Inc. (a)	77,043	5,631,073
Mastercard, Inc., Class A	8,667	5,830,984
Total		11,462,057
Total Common Stocks (Cost: $119,561,728)		$144,556,248

	Shares	Value

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 0.089% (b)(c)	280,236	$280,236

Total Money Market Funds (Cost: $280,236)		$280,236

Total Investments
(Cost: $119,841,964) (d)	$144,836,484(e)
Other Assets & Liabilities, Net	2,935,908
Net Assets	$147,772,392

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,238,245	83,074,375	(84,032,384)	280,236	4,557	280,236

(d)

At September 30, 2013, the cost of securities for federal income tax purposes was approximately $119,842,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,172,000
Unrealized Depreciation	(178,000)
Net Unrealized Appreciation	$24,994,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	16,245,736	32,598,553	-	48,844,289
Consumer Staples	-	14,137,748	-	14,137,748
Energy	4,392,712	-	-	4,392,712
Financials	1,399,516	15,669,410	-	17,068,926
Health Care	-	8,692,545	-	8,692,545
Industrials	7,346,232	8,477,729	-	15,823,961
Information Technology	16,350,582	14,773,529	-	31,124,111
Materials	-	4,471,956	-	4,471,956
Total Equity Securities	45,734,778	98,821,470	-	144,556,248
Mutual Funds
Money Market Funds	280,236	-	-	280,236
Total Mutual Funds	280,236	-	-	280,236
Total	46,015,014	98,821,470	-	144,836,484

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 22, 2013